UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05396
CREDIT SUISSE MID-CAP GROWTH FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue ew York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                  Schedule of Investments

Credit Suisse Mid-Cap Growth Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.1%)
Aerospace & Defense (3.8%)
Alliant Techsystems, Inc.*	83,700	$5,572,746
L-3 Communications Holdings, Inc.	75,800	5,412,878
Precision Castparts Corp.	41,700	2,931,510
		13,917,134

Auto Components (1.7%)
Autoliv, Inc.	129,300	6,096,495

Biotechnology (7.1%)
Amylin Pharmaceuticals, Inc.*§	67,500	1,512,675
Celgene Corp.*§	101,600	2,777,744
Charles River Laboratories International, Inc.*	132,200	6,263,636
Genzyme Corp.*	171,200	9,965,552
Martek Biosciences Corp.*§	62,500	3,301,250
Neurocrine Biosciences, Inc.*	40,600	1,857,450
		25,678,307

Chemicals (3.3%)
Crompton Corp.§	322,900	3,761,785
Monsanto Co.	152,400	8,249,412
		12,011,197

Commercial Services & Supplies (3.7%)
Alliance Data Systems Corp.*	39,800	1,728,116
Corporate Executive Board Co.	98,800	6,313,320
Monster Worldwide, Inc.*	168,900	5,284,881
		13,326,317

Communications Equipment (4.8%)
Andrew Corp.*	308,700	4,031,622
Avaya, Inc.*	349,800	5,019,630
Comverse Technology, Inc.*	227,000	5,073,450
Juniper Networks, Inc.*	136,600	3,432,758
		17,557,460

Computers & Peripherals (6.1%)
ATI Technologies, Inc.*	206,900	3,585,577
Avid Technology, Inc.*	69,800	4,400,890
Lexmark International, Inc. Class A*	54,500	4,542,575
NCR Corp.*	235,000	8,032,300
Network Appliance, Inc.*	57,600	1,833,984
		22,395,326

Containers & Packaging (1.0%)
Ball Corp.	86,200	3,682,464

Diversified Financials (5.4%)
Chicago Mercantile Exchange§	27,400	5,877,300
E*TRADE Financial Corp.*	526,700	7,242,125
optionsXpress Holdings, Inc.*	1,700	34,476
Providian Financial Corp.*	384,300	6,410,124
		19,564,025

Electronic Equipment & Instruments (1.3%)
Broadcom Corp. Class A*	152,400	4,850,892

	Number of Shares	Value
Energy Equipment & Services (5.3%)
Baker Hughes, Inc.	94,800	4,104,840
BJ Services Co.	90,500	4,348,525
National-Oilwell, Inc.*§	143,800	5,303,344
Smith International, Inc.*	77,900	4,611,680
W&T Offshore, Inc.*	52,600	957,320
		19,325,709

Food & Drug Retailing (1.3%)
Whole Foods Market, Inc.	51,300	4,587,246

Food Products (0.8%)
J.M. Smucker Co.	61,900	2,887,635

Healthcare Equipment & Supplies (4.0%)
Beckman Coulter, Inc.	66,300	4,442,100
INAMED Corp.*	71,400	4,940,880
Varian Medical Systems, Inc.*	134,100	5,059,593
		14,442,573

Healthcare Providers & Services (3.6%)
AMERIGROUP Corp.*§	255,200	10,491,272
VCA Antech, Inc.*§	145,600	2,700,880
		13,192,152

Hotels, Restaurants & Leisure (4.8%)
MGM Mirage, Inc.*	112,000	8,042,720
Starwood Hotels & Resorts Worldwide, Inc.	162,000	9,378,180
		17,420,900

Household Durables (1.2%)
Snap-on, Inc.	131,400	4,350,654

Insurance (3.3%)
AMBAC Financial Group, Inc.	98,850	7,599,588
Genworth Financial, Inc.	166,700	4,422,551
		12,022,139

Internet Software & Services (3.9%)
Ask Jeeves, Inc.*§	96,000	2,722,560
McAfee, Inc.*	203,100	5,250,135
VeriSign, Inc.*	237,600	6,139,584
		14,112,279
IT Consulting & Services (0.5%)
NAVTEQ*	44,000	1,684,760

Leisure Equipment & Products (1.0%)
SCP Pool Corp.	127,000	3,774,440

Machinery (0.8%)
UNOVA, Inc.*§	119,000	2,744,140

Media (3.8%)
E.W. Scripps Co. Class A§	81,800	3,792,248
Getty Images, Inc.*	144,500	10,071,650
		13,863,898

	Number of Shares	Value
Oil & Gas (1.2%)
Newfield Exploration Co.*	74,400	4,553,280

Personal Products (2.0%)
Alberto-Culver Co.	136,900	7,426,825

Pharmaceuticals (3.3%)
Sepracor, Inc.*§	140,900	8,056,662
Valeant Pharmaceuticals International§	162,500	4,057,625
		12,114,287

Semiconductor Equipment & Products (3.2%)
FormFactor, Inc.*§	160,000	3,643,200
Integrated Circuit Systems, Inc.*	93,200	1,770,800
Tessera Technologies, Inc.*	155,900	6,064,510
		11,478,510

Software (6.6%)
Activision, Inc.*	279,200	6,309,920
Adobe Systems, Inc.	62,700	3,567,630
Hyperion Solutions Corp.*	85,600	4,112,224
Macromedia, Inc.*	291,100	9,967,264
		23,957,038

Specialty Retail (1.3%)
Williams-Sonoma, Inc.*	138,500	4,792,100

Textiles & Apparel (3.8%)
Coach, Inc.*	140,500	7,882,050
Columbia Sportswear Co.*§	109,700	6,019,239
		13,901,289

Wireless Telecommunication Services (3.2%)
Crown Castle International Corp.*	233,300	3,826,120
Nextel Partners, Inc. Class A*§	398,600	7,928,154
		11,754,274

TOTAL COMMON STOCKS (Cost $286,340,630)		353,465,745

PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C††* (Cost $7,000,000)	1,102,524	0

SHORT-TERM INVESTMENTS (14.4%)
State Street Navigator Prime Fund§§	40,069,435	40,069,435

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	12,499	12,499,000
TOTAL SHORT-TERM INVESTMENTS (Cost $52,568,435)		52,568,435

TOTAL INVESTMENTS AT VALUE (111.5%) (Cost $345,909,065)		406,034,180

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.5%)		(42,014,846)

NET ASSETS (100.0%)		$364,019,334

*                                         Non-income producing security.

††                                    Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation –The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $345,909,065, $70,123,654, $(9,998,539) and $60,125,115, respectively.

Restricted Security – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of January 31, 2005, the value per share of such security and the percentage of net assets which the security represents. The Fund does not have the right to demand that such security be registered.

Security	Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Asset Value
Celletra Ltd Series C	Preferred Stock	1,102,524	4/5/2000	$7,000,000	$—	$—	0.00%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                  Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                  Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP GROWTH FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005